ING LOGO AMERICAS US Legal Services
Ellen L. Valvo Paralegal (860) 723-2247 Fax: (860) 723-2215 Ellenmary.Valvo@us.ing.com
May 3, 2004
Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Attention: Filing Desk
Re:	ReliaStar Life Insurance Company and its Separate Account N Prospectus Title: Advantage Century PlusSM Annuity File Nos.: 333-100208 and 811-9002 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), this is to certify that the Prospectus and SAI contained in Post-Effective 6 to the Registration Statement on Form N-4 ("Amendment No. 6") for Separate Account N of ReliaStar Life Insurance Company that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Amendment No. 6 which was declared effective on May 1, 2004. The text of Amendment No. 6 was filed electronically.

If you have any questions regarding this submission please call the undersigned at 860-723-2247 or Michael Pignatella at 860-723-2239. Sincerely, /s/ Ellen L. Valvo Ellen L. Valvo

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation